Financial Assets and Liabilities - Summary of Net Debt Reconciliation (Details) - USD ($) $ in Thousands	9 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Abstract]
Liabilities from financing activities, Leases	$ 2,100
Liabilities from financing activities, Sub-total	2,100
Net increase/(decrease) in cash and cash equivalents	27,518	$ 9,941
Cash Flows, Total	29,618
Remeasurement of borrowing arrangements	4,678
Other Changes	(8,549)
Increase decrease in borrowing liabilities classified as financing activities	(7,720)
Increase (decrease) in lease liabilities arising from operating activities	(829)
Acquisition - leases	(395)
Foreign exchange adjustments	1,417	(290)
Foreign exchange adjustments	(360)
Foreign exchange adjustments	1,057
Net Debt	56,423		$ 30,014
Borrowings	(92,520)		(89,478)
Leases	(9,320)		(9,836)
Liabilities from financing activities	101,840		(99,314)
Cash and cash equivalents	$ 158,263	$ 60,077	$ 129,328	$ 50,426